INCOME TAXES (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Statue of limitations period	3 years
Valuation allowance	(92,197,532)	(603,355)
Temporary differences related to investments in subsidiaries	82,000,000	109,000,000
Beijing Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
Shenzhen branches [Member]
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%
Preferential tax rate			24.00%
Expedia [Member]
Income Tax Applicable Tax Rates [Line Items]
Ownership interest acquired, percentage	82.00%
2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	229,851
2015 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	561,302
2016 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	5,170,218
2017 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	2,911,704
2018 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	1,622,760
High New Technology Enterprise [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Preferential tax rate, certification period	3 years
High New Technology Enterprise [Member] | eLong Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | Beijing Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate				15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | Beijing Xici [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | 2014 through 2016 [Member] | eLong Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%
High New Technology Enterprise [Member] | 2014 through 2016 [Member] | Beijing Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%
High New Technology Enterprise [Member] | 2014 through 2016 [Member] | Nanjing Xici [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%
Extended period [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	5 years
Transferring price issues [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	10 years